SIGNIFICANT ACCOUNTING POLICIES (Policies)	6 Months Ended
Jun. 30, 2018
Disclosure of Significant Accounting Policies [Abstract]
Statement of Compliance
Statement of Compliance
The interim financial statements have been prepared in accordance with International Accounting Standard (“IAS”) 34 Interim Financial Reporting on a basis consistent with the accounting policies disclosed in the audited consolidated financial statements for the fiscal year ended December 31, 2017, except as noted below in Note 2(b).
The interim financial statements should be read in conjunction with the most recently issued Annual Report of the company which includes information necessary or useful to understanding the company’s businesses and financial statement presentation. In particular, the company’s significant accounting policies were presented as Note 2 to the Consolidated Financial Statements for the fiscal year ended December 31, 2017 that were included in that report.
The interim financial statements are unaudited and reflect any adjustments (consisting of normal recurring adjustments) that are, in the opinion of management, necessary for fair statement of results for the interim periods in accordance with International Financial Reporting Standards (“IFRS”) as issued by the International Accounting Standards Board (“IASB”).
The results reported in these interim financial statements should not be regarded as necessarily indicative of results that may be expected for the entire year. The interim financial statements were authorized for issuance by the Board of Directors of the company on August 8, 2018.

Revenue from Contracts with Customers
Revenue from Contracts with Customers
IFRS 15 Revenue from Contracts with Customers (“IFRS 15”), specifies how and when revenue should be recognized and requires disclosures about the nature, amount, timing and uncertainty of revenues and cash flows arising from customer contracts. The company adopted the standard on January 1, 2018 on a modified retrospective basis with a cumulative catch-up adjustment booked to retained earnings as of January 1, 2018 as if the standard had always been in effect.
The standard is applied only to contracts that are not completed as at January 1, 2018. We also availed ourselves of the practical expedient that permits adopters of the standard to not apply the requirements for contract modifications retrospectively for contracts that were modified before January 1, 2018. Comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods.
This change in accounting policy affected our opening equity as follows:

(MILLIONS)	Balance at December 31, 2017	IFRS 15 Adjustments	Balance at January 1, 2018
Assets
Accounts receivable and other	$11,973	$(368)	$11,605
Inventory	6,311	258	6,569
Equity accounted investments	31,994	(3)	31,991
Deferred income tax assets	1,464	42	1,506
Other assets	140,978	—	140,978
Total Assets	$192,720	$(71)	$192,649

Liabilities
Accounts payable and other	$17,965	$208	$18,173
Deferred income tax liabilities	11,409	1	11,410
Other liabilities	83,474	—	83,474
Total Liabilities	112,848	209	113,057

Equity
Preferred equity	4,192	—	4,192
Non-controlling interests	51,628	(83)	51,545
Common equity	24,052	(197)	23,855
Total Equity	79,872	(280)	79,592
Total Liabilities and Equity	$192,720	$(71)	$192,649

The $280 million reduction in opening equity is primarily due to the following:

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within our Private Equity segment, an increase of $120 million in the contract work in progress liability and the reduction of $125 million of accounts receivable. The impact on opening equity was $265 million. These adjustments were primarily the result of construction contracts for which the cost-to-cost input method was adopted to measure progress towards the satisfaction of performance obligations and for which variable consideration will only be recognized when it is highly probable that revenue from such amounts will not be reversed; and

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within our Residential segment, a reduction of $190 million of accounts receivable, and increases of $250 million in inventory and $90 million in deferred revenue. The impact on opening equity was $15 million. These adjustments were primarily the result of our Brazilian residential homebuilding business for which customers have the ability to cancel their contract prior to the transfer of possession and recent legal cases support that control of the asset does not take place until the client takes possession of the unit.

During the three months ended June 30, 2018, revenues were $34 million lower than they would have been under the superseded standards. The impact is primarily in our residential homebuilding business in Brazil, where revenues associated with recently completed projects have not yet satisfied the performance obligations under IFRS 15, and therefore revenue recognition is deferred. For the six months ended June 30, 2018, the company recognized $31 million of revenues that would not have been recognized under the superseded standards. The absence of revenues in the second quarter was more than offset by revenues originally recognized in the prior year that were deferred as possession of the unit did not transfer to the customer until the first quarter of 2018. The adoption of IFRS 15 did not have a material effect on our other operations, and there was no material impact to our other financial statement accounts as at and for the three and six months ended June 30, 2018.
Revenue Recognition Policies by Segment
Revenue is measured based on the consideration specified in a contract with a customer and excludes amounts collected on behalf of third parties. The company recognizes revenue when it transfers control of a product or service to a customer. A performance obligation is a promise in a contract to transfer a distinct good or service (or a bundle of goods and services) to the customer and is the unit of account in IFRS 15. A contract’s transaction price is allocated to each distinct performance obligation and recognized as revenue, when, or as, the performance obligation is satisfied.
The company recognizes revenue from the following major sources:
Asset Management
The company’s primary asset management revenue streams, which include base management fees, incentive fees (including incentive distributions and performance fees) and realized carried interest, are satisfied over time. A significant portion of our asset management revenue is inter-segment in nature and thus eliminated on consolidation; that which survives is recorded as revenue in the Consolidated Statements of Operations.
The company earns base management fees in accordance with contractual arrangements with our private funds, listed partnerships and public securities’ investment vehicles. Fees are typically equal to a percentage of fee-bearing capital within the respective fund or entity and are accrued quarterly. These fees are earned over the period of time that the management services are provided and are allocated to the distinct services provided by the company during the reporting period.
Incentive distributions and performance fees are incentive payments to reward the company for improved performance of managed entities. Incentive distributions, paid to us by our listed partnerships, are determined by contractual arrangements and represent a portion of distributions paid by the listed partnerships above a predetermined hurdle. They are accrued as revenue on the respective partnerships’ distribution record dates if that hurdle has been achieved. BBU pays performance fees if the growth in its market value exceeds a predetermined threshold, with the value based on the quarterly volume-weighted average price of publicly traded units. These fees are accrued on a quarterly basis subject to the performance of the listed vehicle.
Carried interest is a performance fee arrangement in which we receive a percentage of investment returns, generated within a private fund on carry eligible capital, based on a contractual formula. We are eligible to earn carried interest from a fund once returns exceed the fund’s contractually defined performance hurdles at which point we earn an accelerated percentage of the additional fund profit until we have earned the percentage of total fund profit, net of fees and expenses, to which we are entitled. We defer recognition of carried interest as revenue until an underlying fund investment is profitably disposed of and that fund’s cumulative returns exceed its preferred returns and when the probability of claw back is remote. Typically carried interest is not recognized as revenue until the fund is near the end of its life.
Real Estate
Revenue from hospitality operations is generated by providing accommodation, food and beverage and leisure facilities to hotel guests, and from gaming activities. Revenue from accommodation is recognized over the period that the guest stays at the hotel; food and beverage revenue is recognized when goods and services are provided; revenue from leisure activities is recognized over the period of time that activities are completed or during the usage of leisure facilities; and gaming revenue is recognized and measured at the daily net win or loss. Advances received from guest bookings or the purchase of gaming chips are recognized as a liability until the revenue is recognized.
Renewable Power
Revenue is earned by selling electricity sourced from our power generating facilities. It is derived from the output delivered and capacity provided at rates specified under contract terms or at prevailing market rates if the sale is uncontracted. Performance obligations are satisfied over time as the customer simultaneously receives and consumes benefits as we deliver electricity and related products.
Infrastructure
Our infrastructure revenue is predominantly recognized over time as services are rendered. Performance obligations are satisfied based on actual usage or throughput depending on the terms of the arrangement. Contract progress is determined using a cost-to-cost input method. Any upfront payments that are separable from the recurring revenue are recognized over time for the period the services are provided.
In addition, we have certain contracts where we earn revenue at a point in time when control of the product ultimately transfers to the customer, which for our sustainable resources operations coincides with product delivery.
Private Equity
Revenue from our private equity operations primarily consists of (i) sales of goods or products which are recognized as revenue when the product is shipped and title passes to the customer; and (ii) the provision of services which are recognized as revenue over the period of time that they are provided.
Revenue recognized over a period of time is determined using the cost-to-cost input method to measure progress towards satisfaction of the performance obligations as the work performed on the contracts creates or enhances an asset that is controlled by the customer. Work-in-progress is recognized as costs are incurred and reclassified to accounts receivable when invoiced. A contract liability is recognized if payments are received before work is completed. Variable consideration, such as claims and incentives, is included in the transaction price when it is highly probable that such revenue will not reverse.
Residential
Revenue from residential land sales, sales of homes and the completion of residential condominium projects is recognized at the point in time when we transfer control over a product to a customer, all material conditions of the sales contract have been met and consideration has been paid. If title of a property transfers but material future development is required, revenue will be delayed until the point in time at which the remaining performance obligations are satisfied.
Corporate Activities and Other
Dividend and interest income from other financial assets are recognized as revenue when declared or on an accrual basis using the effective interest method, in accordance with IFRS 9 Financial Instruments (“IFRS 9”).
Interest revenue from loans and notes receivable, less a provision for uncollectable amounts, is recorded on the accrual basis using the effective interest method, in accordance with IFRS 9.
Real estate rental income is recognized in accordance with IAS 17, Leases. As the company retains substantially all the risks and benefits of ownership of its investment properties, it accounts for leases with its tenants as operating leases and begins recognizing revenue when the tenant has a right to use the leased asset. The total amount of contractual rent to be received from operating leases is recognized on a straight-line basis over the term of the lease; a straight line or free rent receivable, as applicable, is recorded as a component of investment property representing the difference between rental revenue recorded and the contractual amount received. Percentage participating rents are recognized when tenants’ specified sales targets have been met.

Financial Instruments
Financial Instruments
IFRS 9 establishes principles for the financial reporting of financial assets and financial liabilities that will present relevant and useful information to users of financial statements for their assessment of the amounts, timing and uncertainty of an entity’s future cash flows. This new standard also includes new guidance which will align hedge accounting more closely with risk management. It does not fully change the types of hedging relationships or the requirement to measure and recognize ineffectiveness; however, it allows more hedging strategies that are used for risk management purposes to qualify for hedge accounting. The company adopted the standard on January 1, 2018 and applied IFRS 9 retrospectively, using transitional provisions that allowed the company to not restate prior period comparative information, recording an insignificant adjustment to opening equity. The Company has elected to use IFRS 9 hedge accounting. The standard is applied only to financial instruments held as at January 1, 2018. Comparative information has not been restated and continues to be reported under the accounting standards in effect for those periods.
Classification of Financial Instruments
The company classifies its financial assets as fair value through profit and loss (“FVTPL”), fair value through other comprehensive income (“FVTOCI”) and amortized cost according to the company’s business objectives for managing the financial assets and based on the contractual cash characteristics of the financial assets. The company classifies its financial liabilities as amortized cost or FVTPL.

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Financial instruments classified as FVTPL are initially recognized at their fair value and are subsequently measured at fair value at each reporting date. Gains and losses recorded on each revaluation date are recognized within net earnings. Transaction costs of financial assets classified as FVTPL are expensed in profit or loss.

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Financial instruments classified as FVTOCI are initially recognized at their fair value and are subsequently measured at fair value at each reporting date. The cumulative gains or losses related to FVTOCI equity instruments are not reclassified to profit or loss on disposal, whereas the cumulative gains or losses on all other FVTOCI assets are reclassified to profit or loss on disposal. The cumulative gains or losses on all FVTOCI liabilities are reclassified to profit or loss on disposal.

•	Financial instruments classified as amortized cost are initially recognized at their fair value and are subsequently measured at amortized cost using the effective interest rate method.
The following table presents the types of financial instruments held by the company within each financial instrument classification under IAS 39 and IFRS 9:

Measurement
Financial Instrument Type	IAS 39	IFRS 9
Financial Assets
Cash and cash equivalents	Loans and receivables	Amortized cost
Other financial assets
Government bonds	FVTPL, Available for sale	FVTPL, FVTOCI
Corporate bonds	FVTPL, Available for sale	FVTPL, FVTOCI
Fixed income securities and other	FVTPL, Available for sale	FVTPL, FVTOCI
Common shares and warrants	FVTPL, Available for sale	FVTPL, FVTOCI
Loan and notes receivable	FVTPL, Loans and receivables	FVTPL, Amortized cost
Accounts receivable and other[1]	FVTPL, Loans and receivables	FVTPL, FVTOCI, Amortized cost

Financial Liabilities
Corporate borrowings	Loans and receivables	Amortized cost
Property-specific borrowings	Loans and receivables	Amortized cost
Subsidiary borrowings	Loans and receivables	Amortized cost
Accounts payable and other[1]	FVTPL, Loans and receivables	FVTPL, Amortized cost
Subsidiary equity obligations	FVTPL, Loans and receivables	FVTPL, Amortized cost

1.	Includes derivative instruments
For financial assets classified as amortized cost or debt instruments as FVTOCI, at each reporting period, the company assesses if there has been a significant increase in credit risk since the asset was originated to determine if a 12-month expected credit loss or a life-time expected credit loss should be recorded. The company uses unbiased, probability-weighted loss scenarios which consider multiple loss scenarios based on reasonable and supportable forecasts in order to calculate the expected credit losses. These changes have not had a material impact on the company’s consolidated financial statements as at January 1, 2018 and June 30, 2018.
Derivative Financial Instruments and Hedge Accounting
The company selectively utilizes derivative financial instruments primarily to manage financial risks, including interest rate, commodity and foreign exchange risks. Derivative financial instruments are recorded at fair value within the company’s consolidated financial statements. Hedge accounting is applied when the derivative is designated as a hedge of a specific exposure and there is assurance that it will continue to be effective as a hedge based on an expectation of offsetting cash flows or fair values. Hedge accounting is discontinued prospectively when the derivative no longer qualifies as a hedge or the hedging relationship is terminated. Once discontinued, the cumulative change in fair value of a derivative that was previously recorded in other comprehensive income by the application of hedge accounting is recognized in net income over the remaining term of the original hedging relationship. The assets or liabilities relating to unrealized mark-to-market gains and losses on derivative financial instruments are recorded in accounts receivable and other or accounts payable and other, respectively.
Items Classified as Hedges
Realized and unrealized gains and losses on foreign exchange contracts designated as hedges of currency risks relating to a net investment in a subsidiary or an associate are included in equity. Gains or losses are reclassified into net income in the period in which the subsidiary or associate is disposed of or to the extent that the hedges are ineffective. Where a subsidiary is partially disposed, and control is retained, any associated gains or costs are reclassified within equity to ownership changes. Derivative financial instruments that are designated as hedges to offset corresponding changes in the fair value of assets and liabilities and cash flows are measured at their estimated fair value with changes in fair value recorded in net income or as a component of equity, as applicable. Unrealized gains and losses on interest rate contracts designated as hedges of future variable interest payments are included in equity as a cash flow hedge when the interest rate risk relates to an anticipated variable interest payment. The periodic exchanges of payments on interest rate swap contracts designated as hedges of debt are recorded on an accrual basis as an adjustment to interest expense. The periodic exchanges of payments on interest rate contracts designated as hedges of future interest payments are amortized into net income over the term of the corresponding interest payments. Unrealized gains and losses on electricity contracts designated as cash flow hedges of future power generation revenue are included in equity as a cash flow hedge. The periodic exchanges of payments on power generation commodity swap contracts designated as hedges are recorded on a settlement basis as an adjustment to power generation revenue.
Certain hedge accounting relationships relating to aggregated foreign currency exposures qualify for hedge accounting under this new standard and the company has completed the hedge documentation for these relationships in order to apply hedge accounting to these relationships prospectively, commencing on January 1, 2018.
Items Not Classified as Hedges
Derivative financial instruments that are not designated as hedges are carried at their estimated fair value, and gains and losses arising from changes in fair value are recognized in net income in the period in which the change occurs. Realized and unrealized gains and losses on equity derivatives used to offset changes in share prices in respect of vested deferred share units and restricted share units are recorded together with the corresponding compensation expense. Realized and unrealized gains on other derivatives not designated as hedges are recorded in revenues, direct costs or corporate costs, as applicable. Realized and unrealized gains and losses on derivatives which are considered economic hedges, and where hedge accounting is not able to be elected, are recorded in fair value changes in the Consolidated Statements of Operations.

Foreign Currency Transactions and Advance Consideration
Foreign Currency Transactions and Advance Consideration
IFRIC 22 Foreign Currency Transactions and Advance Consideration (“IFRIC 22”) clarifies that the date of foreign currency transactions for purposes of determining the exchange rate to use on initial recognition of the related asset, expense or income (or part thereof) is the date on which an entity initially recognizes the non-monetary asset or non-monetary liability arising from the payment or receipt of advance consideration. The interpretation is effective for periods beginning on or after January 1, 2018 and may be applied either retrospectively or prospectively. The company adopted the standard using the prospective approach, and there is no material impact.

Future Changes in Accounting Standards
Future Changes in Accounting Standards
i.    Leases
In January 2016, the IASB published a new standard – IFRS 16 Leases (“IFRS 16”). The new standard brings most leases on balance sheet, eliminating the distinction between operating and finance leases. Lessor accounting, however, remains largely unchanged and the distinction between operating and finance leases is retained. IFRS 16 supersedes IAS 17 Leases and related interpretations and is effective for periods beginning on or after January 1, 2019.
Management has participated in strategic planning sessions with its subsidiaries and associates in order to provide guidance regarding the key considerations and to develop an adoption project plan. Management is completing its assessment of existing contractual arrangements to identify the existing population of leases that would be capitalized under the new standard. Next steps include performing an initial quantification of the existing obligations, assessing any potential impact to IT systems and internal controls and reviewing the additional disclosures required by the new standard.
Management currently anticipates adopting the standard using the modified retrospective approach, which will result in a one-time adjustment to opening retained earnings as of January 1, 2019 as if the standard had always been in effect, and intends to complete the transition using the current definition of a lease. Management is evaluating other transition reliefs that can be applied and is assessing other practical expedients and policy choice options to determine which ones will be adopted.
Management continues to evaluate the overall impact of IFRS 16 on its consolidated financial statements.
ii.    Uncertainty Over Income Tax Treatments
In June 2017, the IASB published IFRIC 23 Uncertainty over Income Tax Treatments (“IFRIC 23”), effective for annual periods beginning on or after January 1, 2019. The interpretation requires an entity to assess whether it is probable that a tax authority will accept an uncertain tax treatment used, or proposed to be used, by an entity in its income tax filings and to exercise judgment in determining whether each tax treatment should be considered independently or whether some tax treatments should be considered together. The decision should be based on which approach provides better predictions of the resolution of the uncertainty. An entity also has to consider whether it is probable that the relevant authority will accept each tax treatment, or group of tax treatments, assuming that the taxation authority with the right to examine any amounts reported to it will examine those amounts and will have full knowledge of all relevant information when doing so. The interpretation may be applied on either a fully retrospective basis or a modified retrospective basis without restatement of comparative information. The company is currently evaluating the impact of IFRIC 23 on its consolidated financial statements.